Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Transactions Outstanding with Related Parties	The Group had the following transactions outstanding with related parties:

	2022		2023
	Transactions with related parties	Total category as per financial statements captions	Transactions with related parties	Total category as per financial statements captions
Consolidated statements of financial position

Loans to customers	3,057	3,369,512	2,435	4,478,489
- entities controlled by the key management personnel of the Group	-		2,435
- other related parties	3,057		-

Allowance for impairment losses on loans to customers	(7)	(214,702)	(2)	(242,532)
- entities controlled by the key management personnel of the Group	-		(2)
- other related parties	(7)		-

Other assets	20	74,780	1,196	135,598
- entities controlled by the key management personnel of the Group	3		1,196
- other related parties	17		-

Customer accounts	16,442	4,000,690	15,259	5,441,456
- entities controlled by the key management personnel of the Group	5,462		9,526
- key management personnel of the Group	478		5,662
- other related parties	10,502		71

Other liabilities	1,339	70,850	5,050	115,272
- entities controlled by the key management personnel of the Group	198		5,004
- key management personnel of the Group	-		46
- other related parties	1,141		-

	2021		2022		2023
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption
Consolidated Statements of Profit or Loss

Net fee revenue	-	467,493	-	679,782	4,161	987,967
- entities controlled by the key management personnel of the Group	-		-		4,008
- key management personnel of the Group	-		-		153

Interest revenue	362	422,075	314	574,426	259	833,516
- other related parties	362		314		259	6

Other gains (losses)	-	(4,746)	-	16,384	2	23,200
- entities controlled by the key management personnel of the Group	-		-		2

COSTS AND OPERATING EXPENSES
Interest expense	(166)	(171,491)	(403)	(278,676)	(544)	(478,010)
- entities controlled by the key management personnel of the Group	(6)		(176)		(507)
- key management personnel of the Group	(22)		(19)		(34)
- other related parties	(138)		(208)		(3)
Transaction expenses	-	(16,542)	-	(22,188)	(137)	(27,470)
- entities controlled by the key management personnel of the Group	-		-		(137)

Cost of goods and services	-	(56,829)	-	(82,747)	(5,129)	(166,356)
- entities controlled by the key management personnel of the Group	-		-		(5,129)

Summary of Compensation to Directors and Other Members of Key Management

Compensation to directors and other members of key management is presented as follows:

	2021		2022		2023
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption

Employee benefits	(782)	(58,285)	(800)	(68,509)	(535)	(86,326)
Share-based compensation	(11,381)	(20,057)	(7,298)	(19,984)	(4,815)	(20,859)